Segmented information	12 Months Ended
Oct. 31, 2025
Disclosure of operating segments [abstract]
Segmented information
26. Segmented information
(b) Geographical markets

	Canada	Canada	USA	USA	International	International	Total	Total
For the year ended October 31,	2025	2024	2025	2024	2025	2024	2025	2024
	$	$	$	$	$	$	$	$
Total revenue	565,316	484,444	18,127	36,061	10,543	1,801	593,986	522,306
Gross profit (loss)	147,434	125,326	5,415	16,050	681	1,126	153,530	142,502
Income (loss) from operations	21,701	14,430	(30,227)	(9,404)	(5,922)	(23)	(14,448)	5,003

	Canada	Canada	USA	USA	International	International	Total	Total
As at October 31,	2025	2024	2025	2024	2025	2024	2025	2024
	$	$	$	$	$	$	$	$
Current assets	84,442	77,037	6,824	7,940	45,619	812	136,885	85,789
Non-current assets	143,604	129,115	2,587	27,634	65,986	3,670	212,177	160,419
Current liabilities	55,763	57,692	2,832	3,580	41,324	208	99,919	61,480
Non-current liabilities	134,918	36,680	1,509	2,252	9,929	284	146,356	39,216
Corporate overhead is included in the geographical market in which it was incurred.